Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries
As of March 31, 2020, the Company’s major subsidiaries, consolidated VIEs and VIE’s subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries:
Meili Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated
The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of March 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	191,145	340,363
Restricted cash	1,006	807
Short-term investments	70,000	34,000
Inventories, net	70	127
Loan receivables, net	120,901	113,111
Prepayments and other current assets	84,414	61,606
Amounts due from non-VIE subsidiaries of the Company	303,329	311,238
Amounts due from related parties	397	5
Property, equipment and software, net	2,028	577
Intangible assets, net	2,986	78,741
Goodwill	928	928
Investments	14,259	11,011
Other non-current asset	—	13,656

Total assets	791,463	966,170

	As of March 31,
	2019	2020
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company	1,161,070	1,344,824
Accounts payable	725	852
Salaries and welfare payable	939	663
Advances from customers	28	74
Taxes payable	1,367	2,599
Amounts due to related parties	1,085	1,323
Accruals and other current liabilities	325,473	306,337
Deferred tax liabilities	—	19,044

Total liabilities	1,490,687	1,675,716

	Year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenues	407,851	150,228	137,578
Cost of revenues	(112,692)	(87,562)	(63,162)
Net (loss)/profit	(25,729)	5,565	(4,093)

	Year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(9,099)	(165,708)	186,711
Net cash provided/(used in) by investing activities	94,389	(39,369)	(38,652)
Net cash provided by financing activities	—	1,490	960
Net increase/(decrease) in cash and cash equivalents and restricted cash	85,290	(203,587)	149,019